Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,691,359	$ 12,535,348
Less: accumulated depreciation	3,860,391	3,777,301
Property and equipment, net	8,830,968	8,758,047
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,334,723	7,343,492
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,171,273	2,732,336
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	671,618	678,112
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	234,997	238,856
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,175	43,413
Inspection equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	101,995	104,993
Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 134,578	$ 1,394,146